Equity - Cancellation of treasury shares (Details) - Cancellation Of Treasury Shares [Member] - USD ($) $ in Millions			6 Months Ended
	Mar. 02, 2023 [1]	Feb. 24, 2022 [1]	Jun. 30, 2023	Jun. 30, 2022
IfrsStatementLineItems [Line Items]
Number of shares held in treasury cancelled	239,881,683	133,418,347	239,881,683	133,418,347
Treasury shares carrying amount	$ 4,164	$ 2,830	$ 4,164	$ 2,830

[1]	During the six-month period ended June 30, 2023 and 2022, the Board of Directors approved cancelations of common shares issued by the Company, acquired and held in treasury, without reducing the amount of its share capital. The effects were transferred in shareholders' equity as "Treasury shares cancelled", between the "Revenue reserve" and "Treasury shares".